Other Income, Net - Schedule of Summary of Other Income, Net (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Other Income and Expenses [Abstract]
Foreign exchange gain		$ 14	$ 5,193
Fair value loss on contingent consideration		0	(114)
(Loss) / gain on derivative instruments	[1]	(851)	3,201
Fair value gain / (loss) on warrant liability	[2]	566	(275)
Gain on debt repurchases	[3]	0	576
Other	[4]	1,094	3,774
Other income, net		$ 823	$ 12,355

[1]	In the three months ended March 31, 2025 and 2024 the Company entered into additional derivative financial instrument arrangements to mitigate interest risk on its variable-rate debt (See Note 8).
[2]	The Company accounts for warrants as derivative liabilities. The warrants were initially recorded at fair value based on the public warrants listed trading price and are subsequently remeasured at the balance sheet date with the changes in fair value recognized in the unaudited condensed consolidated statements of comprehensive loss (See Note 13).
[3]	Relates to gain on repurchases of the Company's debt (See Note 7).
[4]	Mainly relates to the release of certain provisions, offset by certain banking fees.